Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Shares Attributable to Company

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Six Months Ended June 30,
	2013	2012
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(6,012)

Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	—	—

Weighted-average common shares outstanding, assuming dilution	21,110,000	21,110,000

Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.27)	$(0.28)
Diluted	$(0.27)	$(0.28)